Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	3 Months Ended				6 Months Ended
	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance	1,162,543	1,070,974	1,417,583	1,270,021	1,101,632
Number of Options Outstanding, Granted		178,020		305,710
Number of Options Outstanding, Exercised	(50,229)	(62,041)	(311,211)	(158,148)	(30,658)
Number of Options Outstanding, Forfeited		(24,410)	(4,740)
Number of Options Outstanding, Ending balance	1,112,314	1,162,543	1,101,632	1,417,583	1,070,974
Weighted Average Exercise Price, Beginning balance	$ 65.95	$ 58.14	$ 52.75	$ 48.47	$ 57.33
Weighted Average Exercise Price, Granted		108.56		59.79
Weighted Average Exercise Price, Exercised	54.62	55.9	36.79	33.2	45.4
Weighted Average Exercise Price, Forfeited		59.76	59.59
Weighted Average Exercise Price, Ending balance	$ 65.86	$ 65.95	$ 57.33	$ 52.75	$ 58.14